Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Preferential income tax rate (as a percent)	15.00%	15.00%
Other
Summarized statements of operations
Net income/(loss)	$ 125,000	$ 15,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statements of operations
Revenue	58,484,000	62,090,000
Gross profit	31,505,000	30,557,000
Interest income	33,000	35,000
Finance cost	(4,000)	(30,000)
Profit/(loss) before taxation	7,056,000	6,749,000
Income tax expense (note (b))	(1,163,000)	(1,141,000)
Net income/(loss)	5,893,000	5,608,000
Non-controlling interests	89,000	2,000
Net income/(loss) attributable to the shareholders of equity investee	5,982,000	5,610,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statements of operations
Revenue	89,501,000	86,733,000
Gross profit	64,582,000	63,114,000
Interest income	141,000	214,000
Profit/(loss) before taxation	32,813,000	31,300,000
Income tax expense (note (b))	(4,715,000)	(4,670,000)
Net income/(loss)	28,098,000	26,630,000
Net income/(loss) attributable to the shareholders of equity investee	28,098,000	26,630,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Summarized statements of operations
Interest income	44,000
Profit/(loss) before taxation	15,000	(2,194,000)
Net income/(loss)	15,000	(2,194,000)
Net income/(loss) attributable to the shareholders of equity investee	$ 15,000	$ (2,194,000)